LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related party [Member]	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
Long-term borrowing from a founder, monthly payments of 126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	$ 1,095,438	¥ 6,968,541	¥ 7,406,617
Less: current portion	(150,739)	(958,916)	(920,066)
Total long-term borrowings due to related party	$ 944,699	¥ 6,009,625	¥ 6,486,551